UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-05324

ELFUN DIVERSIFIED FUND

(Exact name of registrant as specified in charter)

3001 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

3001 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 03/31/11

Item 1.	Schedule of Investments

Elfun Diversified Fund

Schedule of Investments (dollars in thousands)—March 31, 2011 (unaudited)

Domestic Equity—35.5% †	Number of Shares	Fair Value
Advertising—0.5%
Omnicom Group Inc.	24,655	$1,210

Aerospace & Defense—1.0%
Alliant Techsystems Inc.	3,344	236
General Dynamics Corp.	3,037	233
Hexcel Corp.	16,096	317	(a)
Honeywell International Inc.	17,868	1,067
Rockwell Collins Inc.	6,615	429
United Technologies Corp.	1,850	157
		2,439

Agricultural Products—0.2%
Archer-Daniels-Midland Co.	10,306	371

Air Freight & Logistics—0.2%
FedEx Corp.	3,313	310
UTi Worldwide Inc.	5,924	120
		430

Apparel Retail—0.1%
Urban Outfitters Inc.	6,289	188	(a)

Apparel, Accessories & Luxury Goods—0.2%
Coach Inc.	6,775	353

Application Software—0.2%
Blackboard Inc.	5,150	187	(a)
Citrix Systems Inc.	4,809	353	(a)
		540

Asset Management & Custody Banks—1.5%
Affiliated Managers Group Inc.	3,893	426	(a)
Ameriprise Financial Inc.	11,161	681
Franklin Resources Inc.	595	74
Invesco Ltd.	33,648	861
State Street Corp.	20,701	931	(e)
The Bank of New York Mellon Corp.	15,001	448
		3,421

Automotive Retail—0.1%
O’Reilly Automotive Inc.	5,063	291	(a)

Biotechnology—1.2%
Alexion Pharmaceuticals Inc.	2,578	254	(a)
Amgen Inc.	15,163	811	(a)
Gilead Sciences Inc.	27,333	1,160	(a)
Human Genome Sciences Inc.	7,374	202	(a)
Incyte Corp Ltd.	7,423	118	(a)
Vertex Pharmaceuticals Inc.	5,198	249	(a)
		2,794

Broadcasting—0.1%
Discovery Communications Inc. (Class A)	1,900	76	(a)
Discovery Communications Inc. (Class C)	3,186	112	(a)
		188

Cable & Satellite—0.4%
DIRECTV	11,404	534	(a)
Liberty Global Inc.	11,168	447	(a)
Sirius XM Radio Inc.	11,394	19	(a)
		1,000

Casinos & Gaming—0.1%
Penn National Gaming Inc.	7,484	277	(a)

Coal & Consumable Fuels—0.3%
Peabody Energy Corp.	10,694	770

Communications Equipment—1.1%
Cisco Systems Inc.	44,715	767
Juniper Networks Inc.	9,060	381	(a)
QUALCOMM Inc.	24,573	1,347
		2,495

Computer Hardware—0.6%
Apple Inc.	3,240	1,129	(a)
Hewlett-Packard Co.	6,251	256
		1,385

Computer Storage & Peripherals—0.1%
Synaptics Inc.	9,780	264	(a)

Construction & Engineering—0.1%
Quanta Services Inc.	8,553	192	(a)

Construction & Farm Machinery & Heavy Trucks—0.3%
Cummins Inc.	1,636	179
Deere & Co.	5,144	499
		678

Consumer Finance—0.2%
American Express Co.	8,966	405

Data Processing & Outsourced Services—0.7%
Automatic Data Processing Inc.	1,982	102
The Western Union Co.	46,566	967
Visa Inc.	6,335	466
		1,535

Department Stores—0.1%
Macy’s Inc.	7,822	190

Distributors—0.1%
Genuine Parts Co.	2,144	115

Diversified Chemicals—0.1%
EI du Pont de Nemours & Co.	2,475	136

Diversified Financial Services—1.6%
Bank of America Corp.	45,351	605
Citigroup Inc.	66,255	293	(a)
JPMorgan Chase & Co.	37,803	1,742
US BanCorp	7,869	208
Wells Fargo & Co.	28,300	897
		3,745

Diversified Metals & Mining—0.1%
Freeport-McMoRan Copper & Gold Inc.	4,601	256

Drug Retail—0.1%
CVS Caremark Corp.	3,681	126

Electric Utilities—0.6%
ITC Holdings Corp.	8,047	562
NextEra Energy Inc.	6,902	380
Northeast Utilities	4,651	161
Southern Co.	5,219	199
		1,302

Electrical Components & Equipment—0.4%
Cooper Industries PLC	10,595	687
Emerson Electric Co.	4,294	251
		938

Electronic Components—0.1%
Corning Inc.	11,608	239

Environmental & Facilities Services—0.1%
Stericycle Inc.	1,197	106	(a)

Fertilizers & Agricultural Chemicals—0.3%
Intrepid Potash Inc.	4,173	145	(a)
Monsanto Co.	8,538	617
		762

Food Distributors—0.0%*
Sysco Corp.	3,634	101

General Merchandise Stores—0.3%
Target Corp.	14,651	733

Healthcare Distributors—0.1%
Cardinal Health Inc.	4,141	170

Healthcare Equipment—0.9%
Covidien PLC	24,033	1,248
Gen-Probe Inc.	3,217	213	(a)
Masimo Corp.	10,444	346
ResMed Inc.	7,855	236	(a)
		2,043

Healthcare Facilities—0.1%
HCA Holdings Inc.	5,153	175	(a)

Healthcare Services—0.7%
Catalyst Health Solutions Inc.	7,493	419	(a)
Express Scripts Inc.	13,134	730	(a)
Omnicare Inc.	11,963	359
		1,508

Healthcare Technology—0.1%
MedAssets Inc.	10,542	161	(a)

Home Entertainment Software—0.1%
Activision Blizzard Inc.	25,045	275

Home Furnishing Retail—0.1%
Bed Bath & Beyond Inc.	6,500	314	(a)

Home Improvement Retail—0.5%
Home Depot Inc.	4,625	171
Lowe’s companies Inc.	34,756	918
		1,089

Home Building—0.1%
MDC Holdings Inc.	8,771	222

Hotels, Resorts & Cruise Lines—0.2%
Carnival Corp.	4,084	157
Marriott International Inc.	1,855	66
Royal Caribbean Cruises Ltd.	4,777	197	(a)
		420

Household Products—0.8%
Clorox Co.	9,488	665
Kimberly-Clark Corp.	2,617	171
The Procter & Gamble Co.	16,747	1,032
		1,868

Hypermarkets & Super Centers—0.1%
Wal-Mart Stores Inc.	2,691	140

Independent Power Producers & Energy Traders—0.3%
Calpine Corp.	11,043	175	(a)
The AES Corp.	35,632	463	(a)
		638

Industrial Gases—0.3%
Praxair Inc.	7,210	733

Industrial Machinery—0.3%
Eaton Corp.	5,743	318
Harsco Corp.	13,962	493
		811

Integrated Oil & Gas—1.4%
Chevron Corp.	14,466	1,554
ConocoPhillips	5,418	433
Exxon Mobil Corp.	9,254	778	(h)
Marathon Oil Corp.	5,061	270
Occidental Petroleum Corp.	2,048	214
		3,249

Integrated Telecommunication Services—0.6%
AT&T Inc.	23,448	718
Verizon Communications Inc.	16,365	630
Windstream Corp.	5,025	65
		1,413

Internet Retail—0.0%*
Amazon.com Inc.	609	110	(a)

Internet Software & Services—0.5%
Equinix Inc.	4,783	436	(a)
Google Inc.	811	475	(a)
MercadoLibre Inc.	2,958	241
Monster Worldwide Inc.	3,203	51	(a)
		1,203

Investment Banking & Brokerage—0.4%
Morgan Stanley	9,822	268
The Goldman Sachs Group Inc.	4,692	744
		1,012

IT Consulting & Other Services—0.6%
International Business Machines Corp.	9,008	1,469	(h)

Life & Health Insurance—0.6%
MetLife Inc.	11,692	523
Principal Financial Group Inc.	7,086	228
Prudential Financial Inc.	11,241	692
		1,443

Life Sciences Tools & Services—0.8%
Covance Inc.	4,787	262	(a)
Illumina Inc.	5,684	398	(a)
Life Technologies Corp.	2,595	136	(a)
Mettler-Toledo International Inc.	2,043	351	(a)
Thermo Fisher Scientific Inc.	11,799	655	(a)
		1,802

Movies & Entertainment—0.8%
Liberty Media Corporation - Capital	1,116	82	(a)
News Corp.	27,502	483
The Walt Disney Co.	7,822	337
Time Warner Inc.	25,509	910
		1,812

Multi-Line Insurance—0.2%
Hartford Financial Services Group Inc.	2,761	74
HCC Insurance Holdings Inc.	15,448	484
		558

Multi-Utilities—0.3%
Dominion Resources Inc.	15,049	673
Xcel Energy Inc.	3,133	75
		748

Office REITs—0.1%
Douglas Emmett Inc.	9,258	174
SL Green Realty Corp.	1,933	145
		319

Oil & Gas Equipment & Services—1.2%
Dresser-Rand Group Inc.	6,019	323	(a)
Halliburton Co.	5,613	280
McDermott International Inc.	6,593	167	(a)
National Oilwell Varco Inc.	2,301	182
Schlumberger Ltd.	17,429	1,626
Weatherford International Ltd.	11,704	265	(a)
		2,843

Oil & Gas Exploration & Production—1.0%
Apache Corp.	7,340	961
Devon Energy Corp.	1,840	169
Petrohawk Energy Corp.	12,144	298	(a)
Pioneer Natural Resources Co.	2,762	282
Range Resources Corp.	2,804	164
Southwestern Energy Co.	5,578	240	(a)
Ultra Petroleum Corp.	2,473	122	(a)
		2,236

Oil & Gas Storage & Transportation—0.3%
El Paso Corp.	25,334	456
Spectra Energy Corp.	9,962	271
		727

Packaged Foods & Meats—0.7%
ConAgra Foods Inc.	7,362	175
Kellogg Co.	2,511	136
Kraft Foods Inc.	30,110	944
McCormick & Company Inc.	4,630	221
Mead Johnson Nutrition Co.	2,942	170
		1,646

Personal Products—0.0%*
Avon Products Inc.	3,222	87

Pharmaceuticals—1.2%
Abbott Laboratories	2,312	113
Bristol-Myers Squibb Co.	19,964	528
Hospira Inc.	5,249	290	(a)
Johnson & Johnson	14,825	879
Merck & Company Inc.	4,531	150
Pfizer Inc.	44,775	909
		2,869

Property & Casualty Insurance—0.3%
ACE Ltd.	9,195	595
The Travelers companies Inc.	1,718	102
		697

Rail roads—0.2%
Union Pacific Corp.	3,780	371

Real Estate Services—0.3%
CB Richard Ellis Group Inc. (REIT)	26,037	695	(a,h)

Regional Banks—0.1%
Regions Financial Corp.	17,568	128
Zions Bancorp.	6,482	149
		277

Reinsurance—0.1%
PartnerRe Ltd.	3,527	279

Research & Consulting Services—0.3%
FTI Consulting Inc.	1,804	69	(a)
IHS Inc.	3,828	340	(a)
Nielsen Holdings N.V.	10,122	276	(a)
		685

Restaurants—0.1%
McDonald’s Corp.	4,361	332

Security & Alarm Services—0.2%
Corrections Corporation of America	22,586	551	(a)

Semiconductor Equipment—0.1%
Applied Materials Inc.	5,889	92
KLA-Tencor Corp.	4,859	230
		322

Semiconductors—1.1%
Cree Inc.	3,089	143	(a)
Hittite Microwave Corp.	5,317	339	(a)
Intel Corp.	46,435	937	(h)
Marvell Technology Group Ltd.	16,393	255	(a)
Microchip Technology Inc.	8,226	313
Texas Instruments Inc.	13,969	482
		2,469

Soft Drinks—0.8%
Coca-Cola Enterprises Inc.	7,826	214
PepsiCo Inc.	24,219	1,560
		1,774

Specialized Finance—0.4%
CBOE Holdings Inc.	5,999	174
CME Group Inc.	2,238	675
MSCI Inc.	4,010	148	(a)
		997

Specialized REITs—0.1%
Healthcare Inc.	1,784	94
Public Storage	991	110
Rayonier Inc.	1,028	64
		268

Specialty Chemicals—0.1%
Cytec Industries Inc.	2,681	146
Nalco Holding Co.	5,985	163
		309

Steel—0.6%
Allegheny Technologies Inc.	18,474	1,250
Steel Dynamics Inc.	6,415	120
		1,370

Systems Software—1.3%
Microsoft Corp.	75,367	1,911	(h)
Oracle Corp.	22,481	750
Rovi Corp.	8,891	477	(a)
		3,138

Thrifts & Mortgage Finance—0.2%
BankUnited Inc.	2,381	68
People’s United Financial Inc.	23,486	295
		363

Tobacco—0.1%
Philip Morris International Inc.	4,148	272

Trading Companies & Distributors—0.1%
MSC Industrial Direct Co.	4,147	284

Utilities—0.0%*
American Water Works Company Inc.	2,907	82

Wireless Telecommunication Services—0.5%
American Tower Corp.	6,350	329	(a)
NII Holdings Inc.	22,858	953	(a)
		1,282

Total Domestic Equity		82,905
(Cost $70,429)

Foreign Equity—24.5%

Common Stock—24.0%

Aerospace & Defense—0.6%
CAE Inc.	22,467	297
European Aeronautic Defence and Space Company N.V.	14,119	412
Safran S.A.	16,634	589
		1,298

Agricultural Products—0.1%
China Agri-Industries Holdings Ltd.	48,652	55
Cosan SA Industria e Comercio	5,699	89
Global Bio-Chem Technology Group Company Ltd.	124,521	20
		164

Airlines—0.0%*
International Consolidated Airlines Group S.A.	24,514	89	(a)

Apparel Retail—0.1%
Belle International Holdings Ltd.	21,003	39
Esprit Holdings Ltd.	62,647	288
		327

Apparel, Accessories & Luxury Goods—0.2%
Adidas AG	5,119	323
China Dongxiang Group Company	110,923	35
Ports Design Ltd.	24,225	56
		414

Application Software—0.4%
Autonomy Corporation PLC	12,502	318	(a)
Longtop Financial Technologies Ltd. ADR	4,696	148	(a)
SAP AG	6,704	411
		877

Asset Management & Custody Banks—0.0%*
Mirae Asset Securities Company Ltd.	525	22	(a)

Automobile Manufacturers—0.8%
Daimler AG	5,770	408
Hyundai Motor Company	830	154
Kia Motors Corp.	660	42
Mahindra & Mahindra Ltd.	2,025	32
Suzuki Motor Corp.	36,466	818
Toyota Motor Corp.	10,430	422
		1,876

Brewers—0.0%*
Anadolu Efes Biracilik Ve Malt Sanayii AS	3,459	49

Broadcasting—0.1%
Grupo Televisa S.A. ADR	2,404	59	(a)
Zee Entertainment Enterprises Ltd.	27,569	76
		135

Building products—0.1%
Daikin Industries Ltd.	8,000	240

Casinos & Gaming—0.0%*
Genting Bhd	17,600	64

Coal & Consumable Fuels—0.2%
Adaro Energy Tbk PT	185,179	47
Paladin Energy Ltd.	79,412	296	(a)
		343

Communications Equipment—0.4%
HTC Corp.	1,000	39
Research In Motion Ltd.	9,180	517	(a)
Telefonaktiebolaget LM Ericsson	28,524	368
		924

Construction & Engineering—0.4%
China State Construction International Holdings Ltd.	67,121	61
Doosan Heavy Industries and Construction Company Ltd.	991	63
Larsen & Toubro Ltd.	11,174	416
Vinci S.A.	6,746	422
		962

Construction & Farm Machinery & Heavy Trucks—0.2%
CSR Corp Ltd.	168,801	173
First Tractor Company Ltd.	30,747	37
Sany Heavy Equipment International Holdings Company Ltd.	87,872	144
United Tractors Tbk PT	24,499	61
		415

Distillers & Vintners—0.2%
Diageo PLC	17,694	336
Diageo PLC ADR	1,352	103
		439

Diversified Capital Markets—0.3%
Credit Suisse Group AG	14,009	598

Diversified Financial Services—2.9%
Axis Bank Ltd.	2,796	88
Banco Santander Brasil S.A.	44,481	542
Banco Santander S.A.	67,060	780
Bank of China Ltd.	831,996	463
Bank Rakyat Indonesia Persero Tbk PT	137,000	90
BNP Paribas	15,712	1,151
Grupo Financiero Banorte SAB de C.V.	11,824	56
HSBC Holdings PLC	110,415	1,135
ICICI Bank Ltd.	10,046	251
ING Groep N.V.	26,485	336
Kasikornbank PCL	22,910	100
KB Financial Group Inc.	759	40
Lloyds Banking Group PLC	540,575	503	(a)
Metropolitan Bank & Trust	44,518	66	(a)
Mitsubishi UFJ Financial Group Inc.	55,238	256
Standard Bank Group Ltd.	4,073	63
UniCredit S.p.A.	280,774	695
United Overseas Bank Ltd.	14,000	209
VTB Bank OJSC GDR	7,882	55
		6,879

Diversified Metals & Mining—1.4%
Anglo American PLC	1,712	88
Antofagasta PLC	5,176	113
BHP Billiton PLC	26,302	1,037
China Molybdenum Company Ltd.	37,914	33
Eurasian Natural Resources Corporation PLC	6,650	100
Lynas Corporation Ltd.	202,285	471	(a)
New World Resources N.V.	5,471	90
Rio Tinto PLC	17,811	1,250
		3,182

Diversified Real Estate Activities—0.3%
Mitsubishi Estate Company Ltd. (REIT)	13,982	237
Sumitomo Realty & Development Company Ltd. (REIT)	17,000	341
Wharf Holdings Ltd.	13,998	97
		675

Diversified Support Services—0.1%
Brambles Ltd.	32,672	239

Education Services—0.0%*
MegaStudy Company Ltd.	221	34

Electric Utilities—0.1%
Power Grid Corporation of India Ltd.	60,641	137

Electrical Components & Equipment—0.3%
Schneider Electric S.A.	3,600	616
Zhuzhou CSR Times Electric Company Ltd.	29,838	114
		730

Electronic Components—0.2%
Delta Electronics Inc.	141,296	560

Electronic Equipment & Instruments—0.0%*
China Security & Surveillance Technology Inc.	7,445	34	(a)
Wasion Group Holdings Ltd.	45,228	24
		58

Electronic Manufacturing Services—0.1%
Hon Hai Precision Industry Company Ltd.	31,296	110

Fertilizers & Agricultural Chemicals—0.8%
Potash Corporation of Saskatchewan Inc. ††	4,785	282
Potash Corporation of Saskatchewan Inc. ††	13,570	798
Sociedad Quimica y Minera de Chile S.A. ADR	1,539	85
Syngenta AG	2,115	690
Taiwan Fertilizer Company Ltd.	13,377	39
		1,894

Food Distributors—0.0%*
Alliance Global Group Inc.	160,721	44
Bizim Toptan Satis Magazalari AS	2,929	60	(a)
		104

Food Retail—0.3%
Koninklijke Ahold N.V.	14,550	195
Shoprite Holdings Ltd.	4,664	72
Tesco PLC	67,609	413
X5 Retail Group N.V. GDR	1,182	50	(a)
		730

Gold—0.2%
Barrick Gold Corp.	5,099	265
Kinross Gold Corp.	5,604	88
		353

Healthcare Distributors—0.0%*
Sinopharm Group Co.	6,000	21

Healthcare Services—0.2%
Diagnosticos da America S.A.	202	3
Fleury S.A.	3,297	49
Fresenius SE & Company KGAA	4,676	433
		485

Healthcare Supplies—0.3%
Cie Generale d’Optique Essilor International S.A.	9,981	742
Shandong Weigao Group Medical Polymer Company Ltd.	20,846	59
		801

Heavy Electrical Equipment—0.0%*
Xinjiang Goldwind Science & Technology Company Ltd.	1,943	4	(a)

Hotels, Resorts & Cruise Lines—0.1%
Accor S.A.	3,480	157
Minor International PCL	98,700	39
		196

Household Appliances—0.0%*
Techtronic Industries Co.	38,000	53

Household Products—0.5%
Reckitt Benckiser Group PLC	10,711	550
Unicharm Corp.	14,200	518
		1,068

Human Resource & Employment Services—0.1%
The Capita Group PLC	21,400	255

Hypermarkets & Super Centers—0.3%
Metro AG	9,866	675

Industrial Conglomerates—1.2%
Chongqing Machinery & Electric Company Ltd.	150,001	50
Hutchison Whampoa Ltd.	44,054	522
Koninklijke Philips Electronics N.V.	24,415	781	(a)
Siemens AG	8,844	1,214
Siemens AG ADR	1,311	180
		2,747

Industrial Gases—0.5%
Linde AG	5,830	922
OCI Materials Company Ltd.	768	94
Taiyo Nippon Sanso Corp.	19,996	167
		1,183

Industrial Machinery—0.3%
FANUC Corp.	2,900	441
Hydraulic Machines and Systems Group PLC GDR	3,931	31	(a,b)
SMC Corp.	2,000	330
		802

Integrated Oil & Gas—1.9%
BG Group PLC	19,062	474
ENI S.p.A.	6,739	166
Gazprom OAO ADR	3,848	124
Lukoil OAO ADR	2,371	169
Petroleo Brasileiro S.A. ADR	22,127	786
Royal Dutch Shell PLC	32,841	1,192
Suncor Energy Inc.††	17,572	788
Suncor Energy Inc.††	11,028	493
Total S.A.	5,718	349
		4,541

Integrated Telecommunication Services—0.3%
China Unicom Hong Kong Ltd.	47,121	78
Telefonica S.A.	19,180	481
Telefonica S.A. ADR	5,153	130
		689

Internet Retail—0.0%*
E-Commerce China Dangdang Inc. ADR	393	8	(a)

Internet Software & Services—0.6%
Baidu Inc. ADR	10,739	1,480	(a)
Tencent Holdings Ltd.	800	20
		1,500

Investment Banking & Brokerage—0.3%
Egyptian Financial Group-Hermes Holding	23,721	87
Nomura Holdings Inc.	102,355	537
		624

IT Consulting & Other Services—0.3%
Cap Gemini S.A.	7,241	421
HCL Technologies Ltd.	6,354	68
Infosys Technologies Ltd.	881	64
Telvent GIT S.A.	3,895	113
		666

Life & Health Insurance—0.7%
AIA Group Ltd.	95,516	294	(a)
China Life Insurance Company Ltd.	11,091	42
Prudential PLC	63,766	722
Sony Financial Holdings Inc.	23,800	474
Tong Yang Life Insurance	1,604	19	(a)
		1,551

Marine—0.1%
AP Moller - Maersk A/S	31	292

Multi-Line Insurance—0.4%
AXA S.A.	31,803	665
Porto Seguro S.A.	1,771	30
Zurich Financial Services AG	909	255
		950

Multi-Utilities—0.4%
National Grid PLC	66,445	633
Veolia Environnement S.A.	12,132	378
		1,011

Oil & Gas Drilling—0.1%
Noble Corp.	5,938	271

Oil & Gas Exploration & Production—0.3%
Afren PLC	55,906	146	(a)
Canadian Natural Resources Ltd.	7,798	384
CNOOC Ltd.	34,000	86
Pacific Rubiales Energy Corp.	1,543	43
		659

Oil & Gas Refining & Marketing—0.0%*
Reliance Industries Ltd.	1,185	28
Reliance Industries Ltd. GDR	1,373	65	(b)
		93

Packaged Foods & Meats—0.6%
Feihe International Inc.	1,072	9	(a)
Nestle S.A.	17,689	1,018
Nestle S.A. ADR	1,840	106
Unilever N.V., CVA	10,221	321
		1,454

Personal Products—0.0%*
Natura Cosmeticos S.A.	1,000	28

Pharmaceuticals—0.7%
Bayer AG	4,707	365
Lijun International Pharmaceutical Holding Ltd.	100,558	28	(a)
Novartis AG	9,435	514
Novartis AG ADR	7,375	401
Teva Pharmaceutical Industries Ltd. ADR	5,412	272
		1,580

Precious Metals & Minerals—0.0%*
Aquarius Platinum Ltd.	6,816	38

Real Estate Operating Companies—0.0%*
Iguatemi Empresa de Shopping Centers S.A. (REIT)	2,485	61

Regional Banks—0.2%
The Bank of Yokohama Ltd.	72,600	346

Security & Alarm Services—0.1%
G4S PLC††	53,560	219
G4S PLC††	9,873	41
		260

Semiconductors—0.8%
Samsung Electronics Company Ltd.	1,060	900
Taiwan Semiconductor Manufacturing Company Ltd.	377,779	907
Taiwan Semiconductor Manufacturing Company Ltd. ADR	5,169	63
		1,870

Specialized Finance—0.2%
Deutsche Boerse AG	4,778	363

Specialty Chemicals—0.0%*
China Lumena New Materials Corp.	26,260	9

Steel—0.4%
Mechel ADR	3,495	108
Mechel Preference ADR	1,136	12
POSCo.	198	91
Tata Steel Ltd.	2,879	40
ThyssenKrupp AG	7,833	320
Vale S.A. ADR	15,962	471
		1,042

Trading Companies & Distributors—0.3%
Barloworld Ltd.	3,317	37
Mitsubishi Corp.	22,000	613
		650

Wireless Telecommunication Services—1.0%
America Movil SAB de C.V. ADR	9,091	528
Mobile Telesystems OJSC ADR	17,221	366
MTN Group Ltd.	17,452	353
Softbank Corp.	13,900	557
Vodafone Group PLC	166,937	472
		2,276

Total Common Stock		56,043
(Cost $48,895)

Preferred Stock—0.5%

Automobile Manufacturers—0.3%
Volkswagen AG		4,004	650

Diversified Financial Services—0.1%
Itau Unibanco Holding S.A.		6,292	150

Integrated Oil & Gas—0.0%*
Petroleo Brasileiro S.A.		7,031	123

Steel—0.1%
Usinas Siderurgicas de Minas Gerais S.A.		3,948	48
Vale S.A.		8,587	250
			298

Total Preferred Stock			1,221
(Cost $883)

Total Foreign Equity			57,264
(Cost $49,778)

		Principal Amount	Fair Value
Bonds and Notes—29.8%

U.S. Treasuries—7.5%
U.S. Treasury Bonds
3.88%	08/15/40	$4,209	$3,767	(h)
4.25%	11/15/40	2,391	2,286	(h)
U.S. Treasury Notes
0.67%	12/31/12	54	54	(d)
2.13%	02/29/16	2,959	2,949
2.63%	11/15/20	8,981	8,381	(h)
3.63%	02/15/21	79	80
			17,517

Agency Mortgage Backed—9.8%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	19	19	(h)
5.00%	07/01/35 - 08/01/40	1,155	1,209	(h)
5.50%	05/01/20 - 04/01/39	268	289	(h)
6.00%	04/01/17 - 11/01/37	530	584	(h)
6.50%	11/01/28 - 07/01/29	17	19	(h)
7.00%	10/01/16 - 08/01/36	56	63	(h)
7.50%	09/01/12 - 09/01/33	14	16	(h)
8.00%	07/01/26 - 11/01/30	6	7	(h)
8.50%	04/01/30 - 05/01/30	22	27	(h)
Federal National Mortgage Assoc.
4.00%	05/01/19 - 06/01/19	55	58	(h)
4.50%	05/01/18 - 09/01/40	2,027	2,072	(h)
5.00%	07/01/20 - 11/01/40	1,871	1,963	(h)
5.32%	03/01/37	1	1	(i)
5.50%	04/01/14 - 01/01/39	1,584	1,706	(h)
5.53%	04/01/37	2	2	(i)
6.00%	02/01/14 - 08/01/35	612	678	(h)
6.50%	12/01/14 - 08/01/36	143	160	(h)
7.00%	01/01/16 - 12/01/33	13	15	(h)
7.50%	05/01/17 - 03/01/34	36	43	(h)
8.00%	11/01/14 - 11/01/33	43	49	(h)
8.50%	05/01/31	3	3	(h)
9.00%	12/01/17 - 12/01/22	9	10	(h)

4.50%	TBA	4,943	5,033	(c)
5.00%	TBA	2,304	2,423	(c)
6.50%	TBA	490	549	(c)
Government National Mortgage Assoc.
4.50%	08/15/33 - 09/15/34	81	83	(h)
5.00%	08/15/33	33	35	(h)
6.00%	04/15/30 - 09/15/36	38	41	(h)
6.50%	06/15/24 - 07/15/36	69	82	(h)
7.00%	03/15/12 - 10/15/36	45	51	(h)
7.50%	07/15/23 - 04/15/28	29	34	(h)
8.00%	05/15/30	1	1	(h)
8.50%	10/15/17	19	22	(h)
9.00%	11/15/16 - 12/15/21	20	22	(h)
4.50%	TBA	5,355	5,514	(c)
5.50%	TBA	50	54	(c)
			22,937

Agency Collateralized Mortgage Obligations—0.7%
Collateralized Mortgage Obligation Trust (Class B)
1.76%	11/01/18	1	1	(d,f,h,q)
Fannie Mae Whole Loan
0.98%	08/25/43	248	7	(g,h,r)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	343	3	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC
5.00%	05/15/38	57	59
5.50%**	04/15/17	16	—	(g,h,r)
6.35%	08/15/25	313	55	(g,i,r)
Federal Home Loan Mortgage Corp. REMIC (Series 1980) (Class 1980)
7.50%	07/15/27	22	5	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2631) (Class DI)
5.50%	06/15/33	49	12	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2643) (Class IM)
4.50%	03/15/18	45	4	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2645) (Class BI)
4.50%	02/15/18	20	1	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2647) (Class DI)
4.50%**	10/15/16	4	—	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2722) (Class PI)
5.00%**	06/15/28	6	—	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2763) (Class JI)
5.00%	10/15/18	35	3	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2781) (Class IC)
5.00%	05/15/18	21	2	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2852) (Class OJ)
0.00%	09/15/34	3	3	(d,f)
Federal Home Loan Mortgage Corp. REMIC (Series 33) (Class 33D)
8.00%	04/15/20	1	1	(h)
Federal Home Loan Mortgage Corp. STRIPS
8.00%**	02/01/23 - 07/01/24	4	—	(g,h,r)
Federal Home Loan Mortgage Corp. STRIPS (Class IO)
5.00%	12/01/34	149	32	(g,h,r)
Federal Home Loan Mortgage STRIPS
4.00%	08/01/27	1	1	(d,f,h)
Federal National Mortgage Assoc. (Class 1IO2)
1.09%	11/25/33	165	7	(g,r)
Federal National Mortgage Assoc. REMIC
5.00%	08/25/38	56	58
5.00%	09/25/40	389	63	(g,r)
5.75%	07/25/38	170	20	(g,r)
Federal National Mortgage Assoc. REMIC (Class B)
2.86%	12/25/22	2	2	(d,f,h)
Federal National Mortgage Assoc. REMIC (Class CS)
7.45%**	08/25/16	2	—	(g,h,r)

Federal National Mortgage Assoc. REMIC (Class VZ)
5.00%	10/25/35	53	53
Federal National Mortgage Assoc. REMIC (Series 2003)
7.25%	05/25/18	335	40	(g,h,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class HI)
5.00%	10/25/22	19	2	(g,h,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IJ)
5.00%	02/25/32	78	8	(g,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IO)
1.20%	12/25/42	85	2	(g,h,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class KI)
4.50%**	05/25/18	5	—	(g,h,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class SL)
16.06%	03/25/31	41	47	(h)
Federal National Mortgage Assoc. REMIC (Series 2008) (Class ZW)
5.00%	07/25/38	45	47
Federal National Mortgage Assoc. STRIPS
6.00%	01/01/35	46	9	(g,r)
Federal National Mortgage Assoc. STRIPS (Class 2)
4.50%	08/01/35	80	18	(g,r)
5.00%	03/25/38	62	12	(g,r)
5.50%	12/01/33	25	5	(g,r)
7.50%	11/01/23	45	8	(g,h,r)
8.00%	08/01/23 - 07/01/24	10	2	(g,h,r)
8.50%**	03/01/17 - 07/25/22	3	—	(g,h,r)
9.00%**	05/25/22	2	—	(g,h,r)
Federal National Mortgage Assoc. STRIPS (Series 364) (Class 1)
4.50%	09/01/35	130	24	(g,r)
Federal National Mortgage Assoc. STRIPS (Series 378) (Class 1)
4.50%	01/01/36	93	18	(g,r)
Federal National Mortgage Assoc. STRIPS (Series 387) (Class 1)
5.00%	05/25/38	59	10	(g,r)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	1,009	178	(g,r)
4.50%	11/20/39	134	130
5.00%	10/20/37 - 09/20/38	328	52	(g,r)
5.90%	02/20/38	442	65	(g,i,r)
6.25%	01/16/39	494	80	(g,r)
6.25%**	04/20/39	4	—	(g,i,r)
6.33%	06/20/40	1,204	210	(g,r)
6.35%	08/20/40	721	132	(g,i,r)
6.40%	06/20/40	1,171	197	(g,r)
Government National Mortgage Assoc. (Class IC)
6.00%	04/16/37	130	20	(g,r)
Vendee Mortgage Trust
0.38%	04/15/40	469	10	(g,h,r)
Vendee Mortgage Trust (Class 2003)
0.85%	05/15/33	152	5	(g,r)
			1,723

Asset Backed - 0.4%
Bear Stearns Asset Backed Securities Trust (Series 2003) (Class A)
4.48%	01/25/34	5	4	(d,h)
Citicorp Residential Mortgage Securities Inc. (Series 2006) (Class A5)
6.04%	09/25/36	50	43	(h)
Countrywide Asset-Backed Certificates
1.11%	05/25/33	3	3	(h)
Countrywide Asset-Backed Certificates (Class A)
21.09%	04/25/32	14	8	(d,h)
Mid-State Trust (Class A3)
7.54%	07/01/35	9	9	(h,q)
Popular ABS Mortgage Pass-Through Trust (Class AF4)
5.30%	11/25/35	50	43

Residential Asset Mortgage Products Inc. (Class A2)
5.89%	06/25/32	13	11	(d,h)
Residential Asset Securities Corp. (Series 2002) (Class AIIB)
30.55%	07/25/32	5	3	(d,h)
Saxon Asset Securities Trust
5.23%	08/25/35	851	816	(h)
			940

Corporate Notes—8.6%
ABN Amro Bank N.V.
3.00%	01/31/14	200	200	(b)
AES El Salvador Trust
6.75%	02/01/16	100	99	(b)
AES Panama S.A.
6.35%	12/21/16	30	32	(b,h)
Agilent Technologies Inc.
5.50%	09/14/15	130	141	(h)
Alcoa Inc.
6.15%	08/15/20	81	86
Allergan Inc.
3.38%	09/15/20	163	153
Alliance One International Inc.
10.00%	07/15/16	80	81
Ameren Illinois Co.
9.75%	11/15/18	72	93
American International Group Inc.
5.85%	01/16/18	41	43
American Tower Corp.
4.50%	01/15/18	119	117
Amsted Industries Inc.
8.13%	03/15/18	63	67	(b,h)
Anadarko Petroleum Corp.
5.95%	09/15/16	55	60
6.20%	03/15/40	196	189	(h)
Anheuser-Busch InBev Worldwide Inc.
3.63%	04/15/15	123	127
5.38%	11/15/14	164	181
ArcelorMittal
3.75%	03/01/16	60	60
5.50%	03/01/21	168	166
Archer-Daniels-Midland Co.
5.77%	03/01/41	243	249
Arizona Public Service Co.
6.25%	08/01/16	80	90	(h)
AT&T Inc.
6.40%	05/15/38	213	217	(h)
6.70%	11/15/13	84	95	(h)
Banco de Credito del Peru
4.75%	03/16/16	44	43	(b)
Banco Mercantil del Norte S.A. (Series REGS)
6.14%	10/13/16	12	12	(i)
BanColombia S.A.
6.13%	07/26/20	15	15
Bank of America Corp.
4.50%	04/01/15	235	244	(h)
5.63%	07/01/20	265	272	(h)
5.75%	12/01/17	120	126	(h)
6.50%	08/01/16	70	77	(h)
BE Aerospace Inc.
8.50%	07/01/18	56	62
Boise Paper Holdings LLC
8.00%	04/01/20	99	107

Bombardier Inc.
7.75%	03/15/20	354	385	(b,h)
BP Capital Markets PLC
3.13%	10/01/15	41	41
4.50%	10/01/20	41	41
Calpine Corp.
7.25%	10/15/17	12	12	(b,h)
Capex S.A.
10.00%	03/10/18	15	15	(b)
Cargill Inc.
5.20%	01/22/13	215	230	(b,h)
6.00%	11/27/17	1	1	(b,h)
CBS Corp.
5.75%	04/15/20	166	176	(h)
CCO Holdings LLC
7.88%	04/30/18	188	200
8.13%	04/30/20	34	37
Central American Bank for Economic Integration
5.38%	09/24/14	60	65	(b,h)
CenturyLink Inc. (Series G)
6.88%	01/15/28	59	60
Chesapeake Energy Corp.
7.25%	12/15/18	144	161	(h)
Chubb Corp.
6.38%	03/29/67	47	49	(i)
Cincinnati Bell Inc.
8.25%	10/15/17	110	111	(h)
Citigroup Inc.
5.00%	09/15/14	316	330	(h)
5.13%	05/05/14	210	224	(h)
6.13%	11/21/17	41	45
6.38%	08/12/14	150	166	(h)
CNA Financial Corp.
5.75%	08/15/21	122	125
Consolidated Edison Company of New York Inc.
6.65%	04/01/19	190	224	(h)
Consolidated Edison Company of New York Inc. (Series 2008)
5.85%	04/01/18	16	18	(h)
Corp Nacional del Cobre de Chile
3.75%	11/04/20	100	94	(b)
5.63%	09/21/35	12	12	(b,h)
COX Communications Inc.
6.25%	06/01/18	150	167	(b)
Credit Suisse First Boston International for CJSC The EXIM of Ukraine
7.65%	09/07/11	100	101
Crown Castle Towers LLC
4.88%	08/15/20	100	100	(b)
6.11%	01/15/40	55	60	(b,h)
CVS Caremark Corp.
3.25%	05/18/15	60	61	(h)
5.75%	06/01/17	46	51	(h)
6.13%	09/15/39	115	117	(h)
Denbury Resources Inc.
8.25%	02/15/20	56	63	(h)
DIRECTV Holdings LLC
3.55%	03/15/15	85	87
DirecTV Holdings LLC
4.75%	10/01/14	109	117	(h)
5.88%	10/01/19	70	76	(h)
Duke Realty LP (REIT)
6.50%	01/15/18	42	46
El Paso Corp.
8.05%	10/15/30	56	64

European Investment Bank
4.88%	01/17/17	300	332	(h)
Exelon Corp.
4.90%	06/15/15	158	166	(h)
First Horizon National Corp.
5.38%	12/15/15	122	127
FPL Group Capital Inc.
2.60%	09/01/15	163	158
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	89	86	(b)
Frontier Communications Corp.
7.13%	03/15/19	74	75
Georgia-Pacific LLC
5.40%	11/01/20	136	134	(b,h)
Goldman Sachs Capital I
6.35%	02/15/34	84	81	(h)
Hanesbrands Inc.
6.38%	12/15/20	145	141
HCA Inc.
9.25%	11/15/16	64	69	(h)
HCP Inc. (REIT)
3.75%	02/01/16	32	32
5.38%	02/01/21	80	81
Hess Corp.
5.60%	02/15/41	82	78	(h)
Home Depot Inc.
4.40%	04/01/21	84	84
5.95%	04/01/41	34	34
HSBC Finance Corp.
6.68%	01/15/21	318	330	(b)
Huntington BancShares Inc.
7.00%	12/15/20	56	62
ING Bank N.V.
4.00%	03/15/16	200	200	(b)
Ingles Markets Inc.
8.88%	05/15/17	130	140	(h)
Inversiones CMPC S.A.
4.75%	01/19/18	14	14	(b)
JP Morgan Chase Capital XXV (Series Y)
6.80%	10/01/37	75	75	(h)
JPMorgan Chase & Co.
5.13%	09/15/14	80	86	(h)
KeyCorp.
5.10%	03/24/21	84	83
Korea Development Bank
3.25%	03/09/16	122	120	(h)
Kraft Foods Inc.
4.13%	02/09/16	84	87	(h)
5.38%	02/10/20	250	264	(h)
6.50%	02/09/40	167	178	(h)
Kreditanstalt fuer Wiederaufbau
3.50%	03/10/14	376	398	(h)
4.13%	10/15/14	261	284	(h)
4.50%	07/16/18	186	201	(h)
Lincoln National Corp.
6.25%	02/15/20	87	96	(h)
8.75%	07/01/19	59	75	(h)
Majapahit Holding BV
7.25%	10/17/11	100	103	(b,h)
Merrill Lynch & Company Inc.
6.05%	08/15/12	15	16
6.88%	04/25/18	108	120

MetroPCS Wireless Inc.
6.63%	11/15/20	73	73
Midamerican Energy Holdings Co.
6.13%	04/01/36	45	48	(h)
Morgan Stanley
5.50%	01/26/20	115	116	(h)
5.63%	09/23/19	121	124	(h)
Morgan Stanley (Series F)
6.63%	04/01/18	233	256	(h)
Mylan Inc.
7.88%	07/15/20	56	61	(b)
National Power Corp.
4.56%	08/23/11	42	42	(i)
Nationwide Mutual Insurance Co.
6.60%	04/15/34	42	39	(b)
7.88%	04/01/33	38	40	(b)
9.38%	08/15/39	17	21	(b)
News America Inc.
4.50%	02/15/21	146	143	(b)
6.65%	11/15/37	180	189
Nisource Finance Corp.
6.13%	03/01/22	56	61
Noble Holding International Ltd.
3.05%	03/01/16	127	126
Oglethorpe Power Corp.
5.38%	11/01/40	84	79
Pacific Gas & Electric Co.
5.80%	03/01/37	120	121
6.05%	03/01/34	98	102
Pacific Rubiales Energy Corp.
8.75%	11/10/16	100	114	(b)
PacifiCorp
6.25%	10/15/37	102	113
PAETEC Holding Corp.
8.88%	06/30/17	20	22
Pemex Project Funding Master Trust
6.63%	06/15/35 - 06/15/38	35	35
Petrobras International Finance Co.
3.88%	01/27/16	76	77
Petroleos de Venezuela S.A.
8.37%	07/10/11	13	13	(d)
Petroleos Mexicanos
4.88%	03/15/15	70	75
6.00%	03/05/20	20	21
8.00%	05/03/19	20	24
Pioneer Natural Resources Co.
7.50%	01/15/20	117	132
Plains All American Pipeline LP
5.00%	02/01/21	120	120
Plains All American Pipeline LP Corp.
3.95%	09/15/15	76	78
Power Sector Assets & Liabilities Management Corp.
7.25%	05/27/19	200	228
Protective Life Corp.
8.45%	10/15/39	149	166
Prudential Financial Inc.
3.88%	01/14/15	162	168
5.40%	06/13/35	52	49
PTTEP Australia International Finance Proprietary Ltd.
4.15%	07/19/15	200	201	(b)
QVC Inc.
7.50%	10/01/19	51	54	(b)
RailAmerica Inc.
9.25%	07/01/17	72	80

Republic Services Inc.
5.25%	11/15/21	55	58
5.50%	09/15/19	86	92
Reynolds Group Issuer Inc.
7.75%	10/15/16	155	164	(b)
Roche Holdings Inc.
6.00%	03/01/19	101	114	(b)
Rockies Express Pipeline LLC
5.63%	04/15/20	137	136	(b,h)
Southern Copper Corp.
5.38%	04/16/20	109	111
6.75%	04/16/40	97	98
Telecom Italia Capital S.A.
5.25%	10/01/15	84	87
6.00%	09/30/34	63	57
Telefonica Emisiones SAU
3.73%	04/27/15	76	77
3.99%	02/16/16	85	85
Teva Pharmaceutical Finance II BV
3.00%	06/15/15	164	166
Textron Inc.
6.20%	03/15/15	106	116
The AES Corp.
8.00%	10/15/17	56	60	(h)
The Goldman Sachs Group Inc.
3.63%	02/07/16	85	84
3.70%	08/01/15	116	117	(h)
5.38%	03/15/20	146	148	(h)
6.25%	02/01/41	79	79
6.75%	10/01/37	41	41	(h)
The Potomac Edison Co.
5.35%	11/15/14	40	43	(h)
Time Warner Cable Inc.
6.75%	07/01/18	48	55
7.50%	04/01/14	75	86
Time Warner Inc.
3.15%	07/15/15	71	72
5.88%	11/15/16	166	185
6.20%	03/15/40	105	104
TNK-BP Finance S.A.
6.13%	03/20/12	100	104
7.25%	02/02/20	10	11	(b)
Transocean Inc.
6.00%	03/15/18	25	27
6.80%	03/15/38	16	17
UnitedHealth Group Inc.
5.80%	03/15/36	61	61
Valero Energy Corp.
6.13%	02/01/20	113	122	(h)
Verizon Communications Inc.
5.50%	02/15/18	76	83
6.40%	02/15/38	88	92	(h)
Visteon Corp.
6.75%	04/15/19	44	44
Votorantim Cimentos S.A.
7.25%	04/05/41	200	199
WEA Finance LLC (REIT)
6.75%	09/02/19	213	244	(b,h)
7.50%	06/02/14	31	35	(b,h)
Weatherford International Inc.
6.35%	06/15/17	94	104
Weatherford International Limited Bermuda
6.75%	09/15/40	143	148

Wells Fargo & Co.
3.68%	06/15/16	127	128
Williams Partners LP
5.25%	03/15/20	189	197
Willis Group Holdings PLC
4.13%	03/15/16	103	102
Windstream Corp.
7.75%	10/01/21	74	75	(b)
7.88%	11/01/17	12	13
Woodside Finance Ltd.
4.50%	11/10/14	131	139	(b)
Wyeth
5.50%	03/15/13	73	79
Wynn Las Vegas LLC
7.88%	05/01/20	113	121
Xstrata Finance Canada Ltd.
5.80%	11/15/16	61	67	(b)
			20,104

Non-Agency Collateralized Mortgage Obligations—2.2%
Banc of America Commercial Mortgage Inc.
5.68%	07/10/46	90	92
5.73%	07/10/46	70	63
5.74%	02/10/51	130	140	(h)
6.20%	02/10/51	80	88	(i)
Banc of America Commercial Mortgage Inc. (Class A4)
5.63%	07/10/46	80	86
Banc of America Commercial Mortgage Inc. (Class B)
5.04%	07/10/43	100	103	(i)
Banc of America Funding Corp. (Class B1)
4.55%**	03/20/36	20	—	(h,q)
Banc of America Mortgage Securities Inc. (Class B1)
4.43%	01/25/36	24	2	(h,q)
Bear Stearns Commercial Mortgage Securities
5.76%	09/11/38	170	175	(i)
Bear Stearns Commercial Mortgage Securities (Class A M)
5.52%	04/12/38	80	84
Bear Stearns Commercial Mortgage Securities (Class A2)
5.41%	03/11/39	39	39	(h,i)
Bear Stearns Commercial Mortgage Securities (Class AJ)
5.61%	09/11/41	100	95	(i)
5.72%	06/11/40	60	51	(h)
Bear Stearns Commercial Mortgage Securities (Series 2007) (Class D)
5.99%	09/11/42	20	15	(h,q)
Citigroup Commercial Mortgage Trust
5.82%	12/10/49	80	88	(i)
Citigroup Commercial Mortgage Trust (Series 2006) (Class AJ)
5.48%	10/15/49	50	47	(h)
Commercial Mortgage Pass Through Certificates (Class AJ)
5.79%	06/10/46	80	78
Commercial Mortgage Pass Through Certificates (Class AM)
5.79%	06/10/46	220	229
Countrywide Commercial Mortgage Trust (Class AJ)
5.92%	06/12/46	90	86	(h,i)
Credit Suisse First Boston Mortgage Securities Corp. (Class CB1)
5.33%	10/25/35	43	3	(h,q)
Credit Suisse Mortgage Capital Certificates (Class C)
5.44%	02/15/39	125	103
Credit Suisse Mortgage Capital Certificates (Class CB1)
5.64%	02/25/36	23	2	(h,q)
DBUBS Mortgage Trust
5.56%	02/01/21	70	64	(b)
Greenwich Capital Commercial Funding Corp. (Class AM)
5.89%	07/10/38	125	130	(i)

GS Mortgage Securities Corp II
5.73%	03/10/44	310	292	(b)
Indymac INDA Mortgage Loan Trust (Class B1)
4.51%	01/25/36	70	1	(h,q)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class A4)
5.34%	08/12/37	230	248	(h)
5.40%	05/15/45	60	64
5.44%	06/12/47	140	148	(h)
5.79%	02/12/51	290	312	(h)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class AM)
5.90%	02/12/51	30	31	(h)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class B)
5.54%	04/15/43	60	55
JP Morgan Chase Commercial Mortgage Securities Corp. (Class F)
6.20%	02/12/51	30	17	(h,q)
LB-UBS Commercial Mortgage Trust
7.62%	01/15/36	447	18	(d,h,q)
LB-UBS Commercial Mortgage Trust ( Class A2)
6.09%	04/15/41	210	231	(i)
LB-UBS Commercial Mortgage Trust (Class A4)
4.95%	09/15/30	50	53
5.16%	02/15/31	80	86	(h)
LB-UBS Commercial Mortgage Trust (Class AJ)
6.09%	04/15/41	20	18	(i)
LB-UBS Commercial Mortgage Trust (Class AM)
6.17%	09/15/45	40	41	(i)
LB-UBS Commercial Mortgage Trust (Series 2004) (Class X)
20.57%	12/15/39	688	9	(d,h,q)
LB-UBS Commercial Mortgage Trust (Series 2006) (Class AJ)
5.28%	02/15/41	80	78	(i)
MASTR Alternative Loans Trust (Class 15 AX)
5.00%	08/25/18	25	2	(g,h,q,r)
Merrill Lynch Mortgage Trust (Class AJ)
5.67%	05/12/39	125	124	(i)
Merrill Lynch Mortgage Trust (Series 2006) (Class B)
5.67%	05/12/39	54	36
Morgan Stanley Capital I
5.16%	10/12/52	100	107	(h,i)
5.73%	10/15/42	64	57	(h)
Morgan Stanley Capital I (Class A4)
5.81%	08/12/41	30	33	(h,i)
5.81%	12/12/49	536	579	(h)
Morgan Stanley Capital I (Class AJ)
5.73%	10/15/42	50	50	(h,i)
Morgan Stanley Capital I (Class AM)
6.28%	01/11/43	80	83
Morgan Stanley Capital I (Class B)
5.73%	10/15/42	40	39	(h)
OBP Depositor LLC Trust
4.65%	07/15/45	50	51	(b)
Opteum Mortgage Acceptance Corp. (Class A1A)
3.99%	02/25/35	79	77	(d,h)
Structured Asset Securities Corp.(Series 1996) (Class X1)
2.09%**	02/25/28	31	—	(q)
Vornado DP LLC
6.36%	09/13/28	30	30	(b)
Wachovia Bank Commercial Mortgage Trust
6.02%	06/15/45	50	38	(h)
Wachovia Bank Commercial Mortgage Trust (Class AM)
5.47%	01/15/45	210	217	(h,i)
Wachovia Bank Commercial Mortgage Trust (Series 2006) (Class AJ)
5.99%	06/15/45	30	29	(h,i)

Wells Fargo Mortgage Backed Securities Trust (Class B1)
5.50%	01/25/36	86	1	(h,q)
Wells Fargo Mortgage Backed Securities Trust (Class B2)
5.50%**	03/25/36	73	—	(h,q)
			5,118

Sovereign Bonds—0.4%
Government of Argentina
2.50%	12/31/38	18	8	(j)
3.97%	08/03/12	69	17	(d,i)
7.00%	10/03/15	12	11
8.28%	12/31/33	19	17
Government of Belize
6.00%	02/20/29	34	28	(j)
Government of Brazil
6.00%	02/20/29	15	12	(b,j)
8.25%	01/20/34	12	16
Government of Costa Rica
10.00%	08/01/20	13	18	(b,h)
Government of El Salvador
7.65%	06/15/35	20	20	(b,h)
Government of Grenada
2.50%	09/15/25	22	14	(b,h,j)
Government of Hungary
4.75%	02/03/15	100	100	(h)
6.38%	03/29/21	29	29
7.63%	03/29/41	44	44
Government of Lebanon
4.00%	12/31/17	6	5
Government of Lithuania
7.38%	02/11/20	100	111	(b,h)
Government of Panama
6.70%	01/26/36	29	33
Government of Peruvian
6.55%	03/14/37	39	42
Government of Poland
6.38%	07/15/19	7	8
Government of Turkey
5.63%	03/30/21	100	102
Government of Uruguay
6.88%	09/28/25	20	22
Government of Venezuela
1.30%	04/20/11	11	11	(i)
10.75%	09/19/13	15	15
Government of Vietnam
1.27%	03/12/16	7	6	(i)
Korea National Oil Corp.
2.88%	11/09/15	100	97	(b,h)
Lebanese Republic
5.15%	11/12/18	14	13
Province of Manitoba Canada
4.90%	12/06/16	60	66	(h)
Province of Quebec Canada
7.50%	09/15/29	90	121
Republic of Dominican
9.50%	09/27/11	11	11
Republic of Lebanese
6.10%	10/04/22	14	13
United Mexican States
5.13%	01/15/20	17	18
			1,028

Muncipal Bonds and Notes—0.2%
American Municipal Power-Ohio Inc.
8.08%	02/15/50	55	63
Municipal Electric Authority of Georgia
6.64%	04/01/57	178	169
New Jersey State Turnpike Authority
7.10%	01/01/41	40	43
7.41%	01/01/40	20	22
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	15	15
South Carolina State Public Service Authority
6.45%	01/01/50	40	43
			355

FNMA—0.0%*
Lehman TBA
5.50%**	TBA	60	—	(c,o,q)

Total Bonds and Notes			69,722
(Cost $69,172)

		Number of Shares
Exchange Traded Funds—1.6%
Financial Select Sector SPDR Fund		14,638	239	(p)
Industrial Select Sector SPDR Fund		25,814	973	(p)
iShares MSCI Emerging Markets Index Fund		1,122	55
Vanguard REIT ETF		42,381	2,479

Total Exchange Traded Funds			3,746
(Cost $3,503)

Other Investments—0.1%
GEI Investment Fund			199	(k)
(Cost $195)

Total Investments in Securities			213,836
(Cost $193,077)

Short-Term Investments—13.5%
GE Institutional Money Market Fund Investment Class
0.15%			31,583	(d,k)
(Cost $31,583)

Total Investments			245,419
(Cost $224,660)

Liabilities in Excess of Other Assets, net—(5.0)%			(11,698)

NET ASSETS —100.0%			$233,721

Other Information

The Fund had the following long futures contracts open at March 31, 2011 (unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation
Euro Stoxx 50 Index Futures	June 2011	18	$726	$20
FTSE 100 Index Futures	June 2011	7	660	16

Russell 2000 Mini Index Futures	June 2011	39	3,283	176
S&P 500 Emini Index Futures	June 2011	27	1,783	17
S&P Midcap 400 Emini Index Futures	June 2011	3	296	12
Topix Index Futures	June 2011	3	313	4
2 Yr. U.S. Treasury Notes Futures	June 2011	46	10,034	6
5 Yr. U.S. Treasury Notes Futures	June 2011	13	1,518	1

				$252

The Fund had the following short futures contracts open at March 31, 2011 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
Euro Currency Futures	June 2011	26	$(4,609)	$(111)
JPY Currency Futures	June 2011	11	(1,656)	25
Ultra long U.S. Treasury Bond Futures	June 2011	9	(1,112)	(11)
10 Yr. U.S. Treasury Notes Futures	June 2011	90	(10,713)	(59)

				$(156)

				$96

The Fund was invested in the following countries at March 31, 2011 (unaudited):

Country	Percentage (based on Fair Value)
United States	74.04%
United Kingdom	4.19%
Germany	2.94%
Japan	2.57%
France	2.40%
Canada	1.87%
Switzerland	1.57%
China	1.36%
Brazil	1.19%
Netherlands	0.83%
Taiwan	0.70%
South Korea	0.68%
Spain	0.63%
Australia	0.58%
India	0.52%
Hong Kong	0.50%
Russian Federation	0.42%
Italy	0.41%
Mexico	0.34%
South Africa	0.23%
Sweden	0.20%
Israel	0.18%
Supranational	0.16%
Philippines	0.15%
Thailand	0.14%
Indonesia	0.12%
Peru	0.12%
Denmark	0.12%
Luxembourg	0.09%
Turkey	0.09%
Singapore	0.09%
Chile	0.07%
Hungary	0.07%

Colombia	0.05%
El Salvador	0.05%
Lithuania	0.05%
Ukraine	0.03%
Czech Republic	0.04%
Egypt	0.04%
Argentina	0.03%
Panama	0.03%
Malaysia	0.03%
Belize	0.02%
Bolivarian Republic of Venezuela	0.02%
Lebanon	0.01%
Uruguay	0.01%
Costa Rica	0.01%
Grenada	0.01%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at March 31, 2011 (unaudited):

Industry	Domestic	Foreign	Total
Diversified Financial Services	1.53%	2.86%	4.39%
Integrated Oil & Gas	1.32%	1.90%	3.22%
Pharmaceuticals	1.17%	0.64%	1.81%
Semiconductors	1.01%	0.76%	1.77%
Exchange Traded Funds	1.53%	0.00%	1.53%
Aerospace & Defense	0.99%	0.53%	1.52%
Wireless Telecommunication Services	0.52%	0.93%	1.45%
Asset Management & Custody Banks	1.39%	0.01%	1.40%
Communications Equipment	1.02%	0.38%	1.40%
Diversified Metals & Mining	0.10%	1.30%	1.40%
Systems Software	1.28%	0.00%	1.28%
Packaged Foods & Meats	0.67%	0.59%	1.26%
Life & Health Insurance	0.59%	0.63%	1.22%
Household Products	0.76%	0.44%	1.20%
Oil & Gas Exploration & Production	0.91%	0.27%	1.18%
Oil & Gas Equipment & Services	1.16%	0.00%	1.16%
Biotechnology	1.14%	0.00%	1.14%
Industrial Conglomerates	0.00%	1.12%	1.12%
Steel	0.56%	0.55%	1.11%
Internet Software & Services	0.49%	0.61%	1.10%
Fertilizers & Agricultural Chemicals	0.31%	0.77%	1.08%
Automobile Manufacturers	0.00%	1.03%	1.03%
IT Consulting & Other Services	0.60%	0.27%	0.87%
Integrated Telecommunication Services	0.58%	0.28%	0.86%
Healthcare Equipment	0.83%	0.00%	0.83%
Healthcare Services	0.61%	0.20%	0.81%
Industrial Gases	0.30%	0.48%	0.78%
Movies & Entertainment	0.74%	0.00%	0.74%
Life Sciences Tools & Services	0.73%	0.00%	0.73%
Soft Drinks	0.72%	0.00%	0.72%
Multi-Utilities	0.30%	0.41%	0.71%
Electrical Components & Equipment	0.38%	0.30%	0.68%
Industrial Machinery	0.33%	0.33%	0.66%
Investment Banking & Brokerage	0.41%	0.25%	0.66%
Data Processing & Outsourced Services	0.62%	0.00%	0.62%
Multi-Line Insurance	0.23%	0.39%	0.62%
Electric Utilities	0.53%	0.06%	0.59%
Application Software	0.22%	0.36%	0.58%
Computer Hardware	0.56%	0.00%	0.56%
Specialized Finance	0.41%	0.15%	0.56%

Advertising	0.49%	0.00%	0.49%
Construction & Engineering	0.08%	0.39%	0.47%
Coal & Consumable Fuels	0.31%	0.14%	0.45%
Construction & Farm Machinery & Heavy Trucks	0.28%	0.17%	0.45%
Home Improvement Retail	0.44%	0.00%	0.44%
Cable & Satellite	0.41%	0.00%	0.41%
Trading Companies & Distributors	0.12%	0.26%	0.38%
Hypermarkets & Super Centers	0.06%	0.28%	0.34%
Electronic Components	0.10%	0.23%	0.33%
Healthcare Supplies	0.00%	0.33%	0.33%
Security & Alarm Services	0.22%	0.11%	0.33%
Apparel, Accessories & Luxury Goods	0.14%	0.17%	0.31%
Food Retail	0.00%	0.30%	0.30%
General Merchandise Stores	0.30%	0.00%	0.30%
Oil & Gas Storage & Transportation	0.30%	0.00%	0.30%
Diversified Real Estate Activities	0.00%	0.28%	0.28%
Property & Casualty Insurance	0.28%	0.00%	0.28%
Real Estate Services	0.28%	0.00%	0.28%
Research & Consulting Services	0.28%	0.00%	0.28%
Independent Power Producers & Energy Traders	0.26%	0.00%	0.26%
Hotels, Resorts & Cruise Lines	0.17%	0.08%	0.25%
Regional Banks	0.11%	0.14%	0.25%
Diversified Capital Markets	0.00%	0.24%	0.24%
Agricultural Products	0.15%	0.07%	0.22%
Apparel Retail	0.08%	0.13%	0.21%
Air Freight & Logistics	0.18%	0.00%	0.18%
Distillers & Vintners	0.00%	0.18%	0.18%
Consumer Finance	0.16%	0.00%	0.16%
Rail roads	0.15%	0.00%	0.15%
Thrifts & Mortgage Finance	0.15%	0.00%	0.15%
Broadcasting	0.08%	0.06%	0.14%
Casinos & Gaming	0.11%	0.03%	0.14%
Gold	0.00%	0.14%	0.14%
Home Furnishing Retail	0.13%	0.00%	0.13%
Office REITs	0.13%	0.00%	0.13%
Restaurants	0.13%	0.00%	0.13%
Semiconductor Equipment	0.13%	0.00%	0.13%
Specialty Chemicals	0.13%	0.00%	0.13%
Automotive Retail	0.12%	0.00%	0.12%
Marine	0.00%	0.12%	0.12%
Computer Storage & Peripherals	0.11%	0.00%	0.11%
Home Entertainment Software	0.11%	0.00%	0.11%
Oil & Gas Drilling	0.00%	0.11%	0.11%
Reinsurance	0.11%	0.00%	0.11%
Specialized REITs	0.11%	0.00%	0.11%
Tobacco	0.11%	0.00%	0.11%
Building products	0.00%	0.10%	0.10%
Diversified Support Services	0.00%	0.10%	0.10%
Human Resource & Employment Services	0.00%	0.10%	0.10%
Homebuilding	0.09%	0.00%	0.09%
Department Stores	0.08%	0.00%	0.08%
Food Distributors	0.04%	0.04%	0.08%
Healthcare Distributors	0.07%	0.01%	0.08%
Healthcare Facilities	0.07%	0.00%	0.07%
Healthcare Technology	0.07%	0.00%	0.07%
Diversified Chemicals	0.06%	0.00%	0.06%
Distributors	0.05%	0.00%	0.05%
Drug Retail	0.05%	0.00%	0.05%
Personal Products	0.04%	0.01%	0.05%
Airlines	0.00%	0.04%	0.04%
Electronic Manufacturing Services	0.00%	0.04%	0.04%
Environmental & Facilities Services	0.04%	0.00%	0.04%
Internet Retail	0.04%	0.00%	0.04%

Oil & Gas Refining & Marketing	0.00%	0.04%	0.04%
Utilities	0.03%	0.00%	0.03%
Brewers	0.00%	0.02%	0.02%
Electronic Equipment & Instruments	0.00%	0.02%	0.02%
Household Appliances	0.00%	0.02%	0.02%
Precious Metals & Minerals	0.00%	0.02%	0.02%
Real Estate Operating Companies	0.00%	0.02%	0.02%
Education Services	0.00%	0.01%	0.01%

			58.64%

Sector	Percentage (based on Fair Value)
Agency Mortgage Backed	9.35%
Corporate Notes	8.19%
U.S. Treasuries	7.14%
Non-Agency Collateralized Mortgage Obligations	2.09%
Agency Collateralized Mortgage Obligations	0.70%
Sovereign Bonds	0.42%
Asset Backed	0.38%
Municipal Bonds and Notes	0.14%

28.41%

Short - Term and Other Investments
Short-Term	12.87%
Other Investments	0.08%

12.95%

100.00%

Notes to Schedules of Investments (dollars in thousands)—March 31, 2011 (unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Funds have bought and the diversity of areas in which the Funds may invest as of a particular date. It may not be representative of the Funds’ current or future investments and should not be construed as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, these securities amounted to $4,912, $24,779 and $14,696 or 2.10%, 7.07% and 7.18% of the net assets of the Elfun Diversified Fund, Elfun Income Fund and Elfun Money Market Fund, respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	At March 31, 2011, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(i)	Variable or floating rate security. The stated rate represents the rate at March 31, 2011.

(j)	Step coupon bond. Security becomes interest bearing at a future date.

(k)	GE Asset Management, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund and the GE Institutional Money Market Fund.

(l)	Escrowed to maturity Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds.

(m)	Pre refunded Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(n)	The security is insured by AMBAC, AGC, AGMC, MBIA, FSA or FGIC. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of March 31, 2011 (as a percentage of net assets) as follows:

AMBAC	7.72%

FSA	7.55%

MBIA	6.00%

(o)	Securities in default.

(p)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(q)	Illiquid Securities. At March 31, 2011, these securities amounted to $582 and $80 or 0.17% and 0.03% of net assets for the Elfun Income and Elfun Diversified Fund, respectively. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(r)	Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

†	Percentages are based on net assets as of March 31, 2011.
††	Security traded on different exchanges.
*	Less than 0.05%
**	Amount is less than $500.

Abbreviations:

ADR	American Depositary Receipt

AGC	Assured Guaranty Corporation

AMBAC	AMBAC Indemnity Corporation

FGIC	Financial Guaranty Insurance Corporation

FSA	Financial Security Assurance

GDR	Global Depositary Receipt

MBIA	Municipal Bond Investors Assurance Corporation

Regd.	Registered

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SPDR	Standard & Poor’s Depository Receipts

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To be announced

Securities Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, Level 1 securities primarily include publicly-traded equity securities which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Municipal obligations are valued at the quoted bid prices, when available. The pricing vendor uses various pricing models for each asset class that are consistent with what other market participants would use. The inputs and assumptions to the model of the pricing vendor are derived from market observable sources including: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing vendor uses available information as applicable such as benchmark curves, benchmarking of like securities, sector groupings, and matrix pricing. The pricing vendor considers all available market observable inputs in determining the evaluation for a security. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and primarily comprise our portfolio of corporate fixed income, government, mortgage and asset-backed securities.

In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing vendors may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances we classify the investment securities in Level 3.

The Funds use non-binding broker quotes as the primary basis for valuation when there is limited, or no, relevant market activity for a specific investment or for other investments that share similar characteristics. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker quotes are included in Level 3. As is the case with the primary pricing vendor, third-party brokers do not provide access to their proprietary valuation models, inputs and assumptions. Accordingly, GEAM conducts internal reviews of pricing for all such investment securities periodically to ensure reasonableness of valuations used in the Funds’ financial statements. These reviews are designed to identify prices that appear stale, those that have changed significantly from prior valuations, and other anomalies that may indicate that a price may not be accurate. Based on the information available, GEAM believes that the fair values provided by the brokers are representative of prices that would be received to sell the assets at the measurement date (exit prices).

All portfolio securities of the Money Market Fund and any short-term securities of sufficient credit quality held by any other Fund with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost which approximates market value and these are included in Level 2.

A Fund’s written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price and those are also included in Level 2.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities would be classified in Level 3. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a model to identify affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

Portfolio securities may be valued using techniques other than market quotations, under the circumstances described above. The value established for a portfolio security may be different than what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Funds could sell a portfolio security for the value established for it at any time and it is possible that the Funds would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Fair value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The following table presents the Funds’ investments measured at fair value on a recurring basis at March 31, 2011:

(Dollars in Thousands)

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Diversified Fund	Investments in Securities
	Domestic Equity	$82,905	$—	$—	$82,905
	Foreign Equity	56,043	—	—	56,043
	U.S. Treasuries	—	17,517	—	17,517
	Agency Mortgage Backed	—	22,937	—	22,937
	Agency CMOs	—	1,610	113	1,723
	Asset Backed	—	940	—	940
	Corporate Notes	—	20,104	—	20,104
	Non-Agency CMOs	—	5,118	—	5,118
	Sovereign Bonds	—	1,028	—	1,028
	Municipal Notes and Bonds	—	355	—	355
	Exchange Traded Funds	3,746	—	—	3,746
	Preferred Stock	1,221	—	—	1,221
	Other Investments	—	199	—	199
	Short-Term Investments	31,583	—	—	31,583

	Total Investments in Securities	$175,498	$69,808	$113	$245,419

	Other Financial Instruments
	Futures Contracts—Unrealized Appreciation	$277	$—	$—	$277
	Futures Contracts—Unrealized Depreciation	(181)	—	—	(181)

	Total Other Financial Instruments	$96	$—	$—	$96

The following table presents the changes in Level 3 investments measured on a recurring basis for the period ended March 31, 2011, within the Elfun Diversified Fund:

Elfun Diversified Fund	Agency CMOs	Non-Agency CMOs	Total
Balance at 12/31/10	$130	$1	$131
Accrued discounts/premiums	(8)	—	(8)
Realized gain (loss)	(8)	(39)	(47)
Change in unrealized gain (loss)	10	38	48
Net purchases (sales)	5	—	5
Net transfers in and out of Level 3	(16)	—	(16)

Balance at 03/31/11	$113	$—	$113

Change in unrealized appreciation relating to securities still held at 03/31/11	$10	$—	$10

Transfers in and out of Level 3 are considered to occur at the beginning of the period.

Derivatives Disclosure

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure as they appear on the Statement of Assets and Liabilities, all of which are not accounted for as hedging instruments under FASB Accounting Standards Codification (“ASC”) No. 815 Derivatives and Hedging as of March 31, 2011:

(Dollars in Thousands)

	Asset Derivatives March 31, 2011			Liability Derivatives March 31, 2011
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statements of Assets and Liabilities	Fair Value ($)		Location in the Statements of Assets and Liabilities	Fair Value ($)
Elfun Diversified Fund
Equity Contracts	Assets, Net Assets— Net Unrealized Appreciation/ (Depreciation) on Futures	245	*	Liabilities, Net Assets— Net Unrealized Appreciation/ (Depreciation) on Futures	—
Interest Rate Contracts	Assets, Net Assets— Net Unrealized Appreciation/ (Depreciation) on Futures	7	*	Liabilities, Net Assets—Net Unrealized Appreciation/ (Depreciation) on Futures	(70	) *
Foreign Currency Contracts	Assets, Net Assets— Net Unrealized Appreciation/ (Depreciation) on Futures	25	*	Liabilities, Net Assets—Net Unrealized Appreciation/ (Depreciation) on Futures	(111	) *

*	Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments and within the components of Net Assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the Assets or Liabilities sections of the Statement of Assets and Liabilities.

Income Taxes

At March 31, 2011, information on the tax components of capital is as follows (Dollars in Thousands):

	Cost of Investment For Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation / (Depreciation)
Elfun Diversified Fund	$225,984	$24,117	$(4,682)	$19,435

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Diversified Fund

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: May 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: May 20, 2011

By:	/S/ EUNICE TSANG
Eunice Tsang
Treasurer, Elfun Funds

Date: May 20, 2011